Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
OPERATING ACTIVITIES
Net profit (loss) for the period	$ (195,418)	$ (85,572)	$ (832,209)	$ (650,672)
Non-Cash Items
Unrealized foreign exchange (gains) losses	(10,150)	(15,508)	(27,588)	5,671
Minority shareholders' interest	(54,936)	0	(42,742)	0
Amortization of prepaid expenses	0	14,114	19,927	12,026
Realized foreign exchange (gains) losses on conversion of promissory notes	(640)	75,060	9,764	75,060
Stock-based compensation	0	0	60,000	0
Common stock issued for consulting services	0	0	0	7,373
Interest accrued on convertible promissory notes	36,014	(19,947)	52,433	67,133
Accounts receivable	0	0	0	153,377
Prepaid expenses	0	(8,659)	0	14,066
GST payable (recoverable)	(3,492)	(1,700)	(9,201)	6,214
Liabilities to customers	0	0	0	(190,562)
Accounts payable and accrued liabilities	10,164	38,385	(11,634)	87,142
Cash flows provided by (used in) operating activities	(218,458)	(3,827)	(781,250)	(425,600)
FINANCING ACTIVITIES
Proceeds received on issuance of promissory notes	100,851	71,134	610,699	443,597
Shareholders' loan	56	0	86	0
Promissory notes repaid	0	(31,715)	(33,596)	(31,715)
Proceeds on issuance of Class B Common Shares	0	0	100	0
Cash flows provided by (used in) financing activities	100,907	39,419	577,289	411,882
NET (DECREASE) INCREASE IN CASH	117,551	35,592	(203,961)	13,718
Cash (bank indebtedness), beginning of the period	407,400	445,133	493,810	494,443
CASH, END OF THE PERIOD	$ 289,849	$ 480,725	$ 289,849	$ 480,725